Investment Strategy - Matrix Advisors Value ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively-managed exchange traded Fund (“ETF”). Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in U.S. companies that satisfy Matrix Asset Advisors, Inc.’s (“Matrix” or the “Sub-Adviser”) definition of value. The Fund defines value for purposes of the Fund’s 80% policy as meaning companies (i) whose price-to-earnings ratio or price-to-book ratio is less than one-third of the companies in the S&P 500 Index, (ii) whose dividend yield is greater than one-third of the companies in the S&P 500 Index, or (iii) that are included in the Russell 1000® Value Index.
The Fund invests primarily in large capitalization companies, which the Sub-Adviser generally defines as companies with a minimum market capitalization of $4 billion at the time of purchase. The Fund invests primarily in both dividend and non-dividend paying common stocks. The Sub-Adviser selects securities for investment that are financially strong and meet specific valuation criteria using the principles of value investing based on Classic Valuation Analysis, as discussed further below.
Classic Valuation Analysis is an investment methodology based on principles Benjamin Graham developed over 70 years ago, which Matrix has refined based on changing economic and macro trends over the past few decades. Using valuation models developed by Matrix, metrics such as earnings growth, dividend growth, return on equity, and book value are analyzed versus their historical (previous six to ten years), current, and projected (next two years) levels to determine a company’s “Intrinsic Value.” Intrinsic Value is Matrix’s best estimate of where the Fund’s portfolio manager believes the stock should trade. The Intrinsic Value estimate is dynamic and updated regularly as companies report new fundamental and financial data, usually quarterly. Value criteria require companies to have a strong financial position, as measured by comfortable levels of debt and free cash flow generation in excess of their cash needs and a current stock price attractively discounted versus its “Intrinsic Value.”
Consistent with the principles of Classic Valuation Analysis, the Fund diversifies its portfolio over a range of companies and industries. The Fund may invest in any sector. At times the Sub-Adviser may overweight the Fund’s portfolio in one or more particular sectors, and/or underweight the Fund’s portfolio or not invest in one or more particular sectors.
Once a stock has been purchased for the Fund’s portfolio, it generally is sold for one of three reasons:
•when a security reaches its Intrinsic Value, based on the Sub-Adviser’s proprietary models;
•there has been a fundamental change in the issuer’s balance sheet or results of operations so that it no longer meets the Fund’s financial or valuation criteria; or
•to take advantage of something more attractive in a similar industry or sector.
As of June 30, 2025, the Fund had significant exposure to the Financials (30.4%), Information Technology (22.4%) and Communication Services (14.6%) sectors.
The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in U.S. companies that satisfy Matrix Asset Advisors, Inc.’s (“Matrix” or the “Sub-Adviser”) definition of value.